Taxes payable - Summary of Taxes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes Payable [Abstract]
Taxes on revenues	$ 1,738	$ 275
Income taxes	1,872	445
Other taxes payable	292	158
Taxes payable	$ 3,902	$ 878